Equity - reserves	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Equity - reserves
Note 19. Equity - reserves
Foreign currency translation reserve
The reserve is used to recognise exchange differences arising from translation of the financial statements of foreign operations to Australian dollars.
Share-based payments reserve
The reserve is used to recognise the value of equity benefits provided to employees and executive directors as part of their remuneration, and other parties as part of their compensation for services.